Calamos Funds (Class I and R) | Calamos Value Fund

Calamos® Family of Funds

Supplement dated July 1, 2011 to

Calamos® Family of Funds Class I and R Prospectus dated March 1, 2011

This supplement supersedes the supplement that was filed on March 21, 2011 for Calamos International Growth Fund and Calamos Global Equity Fund.

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 7 of the Calamos® Family of Funds Prospectus for Class I and R shares of Calamos Value Fund:

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 67 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Value Fund	Class I, Calamos Value Fund	Class R, Calamos Value Fund
Shareholder Fees Column [Text]	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Value Fund		Class I, Calamos Value Fund	Class R, Calamos Value Fund
Operating Expenses Column [Text]		CLASS I	CLASS R
Management Fees		1.00%	1.00%
Distribution and/or Service Fees (12b-1)		none	0.50%
Other Expenses		0.35%	0.35%
Total Annual Operating Expenses		1.35%	1.85%
Expense Reimbursement	[1]	(0.45%)	(0.45%)
Total Annual Operating Expenses After Reimbursement	[2]	0.90%	1.40%
[1]	The Fund's investment adviser has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.
[2]	The expenses in the table have been restated to reflect current fees. Actual expenses may vary.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
You would pay the following expenses whether or not you redeemed your shares at the end of the period:
Expense Example Calamos Value Fund (USD $)	Class I, Calamos Value Fund	Class R, Calamos Value Fund
Expense Example, By Year, Column [Text]	CLASS I	CLASS R
One Year	92	143
Three Years	337	493
Five Years	651	916
Ten Years	1,543	2,095